CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 18,679,956	$ 2,660,004	$ 5,069,149	$ 2,966,454
Cost of revenue	11,978,477	1,949,979	4,165,066	1,086,053
Gross profit	6,701,479	710,025	904,084	1,880,401
Operating expenses
Selling, general and administrative	19,354,942	15,211,751	20,333,216	7,466,047
Impairment of goodwill and intangibles		2,390,799	11,206,523	6,350,000
Total operating expenses	19,354,942	17,602,550	31,539,739	13,816,047
Loss from operations	(12,653,463)	(16,892,525)	(30,635,655)	(11,935,646)
Other income (expense)
Interest income	200	8,653	10,123	4,688
Interest expense	(1,976,941)	(1,443,917)	(1,690,552)	(1,002,799)
Change in fair value of derivative			159,017
Income from equity investments		1,551
Gain/(loss) on extinguishment of debt, net	490,051	579,486	564,481	(105,266)
Gain on settlement of obligation		13,900	13,900	192,557
Loss on settlement of obligation		(15,000)	(15,000)	(473,822)
Loss on extinguishment of debt	(944,614)	(15,000)
Inducement expense				(3,793,406)
Other income			4,279	10,000
Total other income (expense)	(2,266,596)	(855,327)	953,752	5,168,048
Income tax (expense) / benefit	(1,051)	(99,830)	614,912	(1,600)
Net loss	$ (14,921,110)	$ (17,847,682)	(30,974,496)	(17,105,294)
Deemed dividend				(3,800,000)
Net loss attributable to common stockholders			$ 30,974,496	$ 20,905,294
Basic net loss per common share	$ (0.11)	$ (0.15)	$ (0.25)	$ (0.20)
Diluted net loss per common share	$ (0.11)	$ (0.15)
Weighted average number of common shares outstanding, Basic (in shares)	141,183,276	120,474,850	122,422,335	105,929,876
Weighted average number of common shares outstanding, Diluted (in shares)	141,183,276	120,474,850	122,422,335	105,929,876